Subsequent Events - Schedule of Preliminary Allocation Of The Consideration Paid For The Acquired Companies (Detail) - USD ($) $ in Thousands	Feb. 16, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Goodwill (excess of consideration transferred over net identifiable assets acquired)		$ 381,962	$ 382,749	$ 382,247
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash, net of cash acquired and working capital and other adjustments	$ 47,336
Fair value of KORE common stock issued to sellers ([4,212,246] shares)	23,294
Total consideration	70,630
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets [Abstract]
Cash	1,996
Accounts receivable	3,115
Inventories	1,323
Prepaid expenses and other receivables	821
Property and equipment	201
Identifiable intangible assets	30,060
Total Assets acquired	37,516
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities [Abstract]
Deferred tax liabilities	7,611
Accounts payable and accrued liabilities	2,607
Net identifiable assets acquired	27,298
Goodwill (excess of consideration transferred over net identifiable assets acquired)	43,332
Liabilities assumed	$ 10,218